Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Summary of earnings per share
(a)	Basic and diluted earnings per share for the years ended December 31, 2019, 2020 and 2021 are as follows:

	2019		2020	2021
Profit attributable to equity holders of Shinhan Financial Group	~~W~~	3,403,497	3,414,595	4,019,254
Less:
Dividends to hybrid bond		(61,993)	(85,327)	(116,388)

Net profit available for common stock	~~W~~	3,341,504	3,329,268	3,902,866

Weighted average number of common shares outstanding (*1),(*2)		477,346,731	500,343,324	534,049,948
Basic and diluted earnings per share in won	~~W~~	7,000	6,654	7,308

(*1)
The number of basic ordinary shares outstanding is 516,599,554 shares and the above weighted-average stocks are calculated by reflecting treasury stocks issued and 17,482,000 shares of convertible preferred shares issued on May 1, 2019.

(*2)	Treasury stock has retired on June 1, 2020.

Summary of weighted average number of ordinary shares

(b)	The calculation details of the weighted average number of ordinary shares for the years ended December 31, 2020 and 2021 are as follows:

	2020
	Number of shares	Number of days
Number of common shares issued	516,599,554	178,880,869,852
Shares of convertible preferred stock	17,482,000	6,398,412,000
Shares of treasury stock	(704,796)	(2,153,625,403)
Average number of ordinary shares	533,376,758	183,125,656,449
Days		366 days
Weighted average number of ordinary shares		500,343,324

	2021
	Number of shares	Number of days
Number of common shares issued	516,599,554	188,558,837,210
Shares of convertible preferred stock	17,482,000	6,380,930,000
Shares of treasury stock	(6,352)	(11,536,338)
Average number of ordinary shares	534,075,202	194,928,230,872
Days		365 days
Weighted average number of ordinary shares		534,049,948